Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 0	$ 0
Change in valuation allowance	$ 688,629	$ 308,347
Tax provision statutory rate	21.00%	21.00%
Income tax expense	$ 72,980	$ 216,203
State income tax	50,000,000	36,000,000
Reduction in deferred tax assets	51,000,000
Foreign tax benefit	(1,000,000)	9,000,000
Deferred tax assets	688,629	308,347
Decrease in deferred tax assets	459,000,000
Valuation allowance	3,663,000,000
Reflecting decrease valuation allowance	$ 880,000,000
Net operating loss carryforwards expiration date	expiring at various dates from 2023 through 2037
Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 18,000,000
Minimum [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	7,000,000
Achari Ventures Holdings Corp [Member]
Income Taxes (Details) [Line Items]
Change in valuation allowance	688,629	308,347
Income tax expense	(72,980)
Deferred Tax Assets [Member]
Income Taxes (Details) [Line Items]
Income tax expense	100,000,000	$ (4,743,000,000)
Deferred tax assets	$ 11,547,000,000